BANK LOANS (Details Narrative)	1 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
Debt Instrument [Line Items]
Current portion, Long-term loans		$ 151,429	$ 132,777
Non-current portion, Long-term loans		95,441	236,513
Interest expenses		82,481	$ 35,701	$ 7,929
Line of Credit Agreement [Member] | Wuxi Jinbang [Member]
Debt Instrument [Line Items]
Line of credit	$ 410,998					¥ 3,000,000
Annual interest rate	8.89%					8.89%
Expiration date	Aug. 31, 2027
Long term loan		$ 2,817,062			¥ 19,700,000
Line of Credit Agreement [Member] | Wuxi Jinbang [Member] | Minimum [Member]
Debt Instrument [Line Items]
Annual interest rate		2.70%			2.70%
Line of Credit Agreement [Member] | Wuxi Jinbang [Member] | Maximum [Member]
Debt Instrument [Line Items]
Annual interest rate		3.45%			3.45%